Shareholders' Equity - Schedule of Options Data (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average grant date fair value of options granted	$ 6.27	$ 6.27
Total intrinsic value of the options exercised	$ 231